Summary of significant accounting policies	12 Months Ended
Sep. 30, 2024
Accounting Policies [Abstract]
Summary of significant accounting policies

3. Summary of significant accounting policies

(a) Segment information

Operating segments are defined as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision-maker (“CODM”) in making decisions regarding resource allocation and assessing performance. The Company has viewed its operations and manages its business as two reportable segments. The Company’s CODM reviews operating results and makes decisions based on financial information for the “Pharmacy and sale of prescription drugs” segment and the “Clinical trials” segment. All the assets and operations of the Company are in Canada. See Note 16 - Segment information for additional disclosures on segment reporting.

The Company is organized into forty-three operating segments, which include thirty-three pharmacies, two patient support programs, two wholesale entities, one diagnostic lab, one corporate entity, one medical services entity and three clinical trial sites. These operating segments reflect the way financial information is internally reported.

The Company has aggregated these forty-three operating segments into two reportable segments, based on shared economic characteristics including long-term sales volume growth and long-term operating cash flows, as well as similarity in products, production processes, types of customers and methods of distribution. The “Pharmacy and sale of prescription drugs” segment is comprised of thirty-three pharmacies, two patient support programs, two wholesale entities, one corporate entity, one medical services entity and one diagnostic lab and the “Clinical trials” segment is comprised of three clinical trial sites.

(b) Business combinations and goodwill

Business combinations are accounted for using the acquisition method in accordance with ASC 805. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at fair value at the acquisition date, and the amount of any noncontrolling interest in the acquiree. For each business combination, the Company elects to measure the noncontrolling interest either at fair value or at the noncontrolling interest’s proportionate share of the acquiree’s identifiable net assets. Acquisition-related costs are expensed as incurred and included in administrative expenses.

At the acquisition date, the Company assesses the classification and designation of the financial assets and liabilities assumed based on the contractual terms, economic conditions, and other relevant factors, including embedded derivatives in host contracts.

SRX HEALTH SOLUTIONS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended September 30, 2024 and 2023

(Expressed in thousands of Canadian dollars except per share amounts)

Goodwill is initially measured as the excess of the aggregate consideration transferred, the amount of any noncontrolling interest, and the fair value of any previously held equity interest in the acquiree over the fair value of the net identifiable assets acquired and liabilities assumed. If the fair value of the net assets acquired exceeds the total consideration transferred, the Company reassesses the measurement of the net assets and consideration. If the reassessment confirms the excess, a gain is recognized in the consolidated statement of operations.

After initial recognition, goodwill is carried at cost less any accumulated impairment losses. Goodwill is allocated to the Company’s reporting units, which are generally consistent with its operating segments, for the purpose of annual impairment testing or more frequently if impairment indicators exist.

If a portion of a reporting unit is disposed of, goodwill associated with the disposed reporting unit is included in the carrying amount of the operation when determining the gain or loss on disposal. The goodwill allocated to the disposed operation is measured based on the relative fair values of the portion disposed and the portion retained.

(c) Accounts receivable

Accounts receivable consist of unpaid buyer invoices from the Company’s customers and credit card payments receivable from third-party credit card processing companies. Accounts receivable is stated at the amount billed to customers, net of point of sale and cash discounts. The Company assesses the collectability of all receivables on an ongoing basis by considering its historical credit loss experience, current economic conditions, and other relevant factors. Based on this analysis, an allowance for credit losses is recorded, and the provision is included within SG&A expense. The Company recorded approximately $273 and $473 allowance for credit losses for the years ended September 30, 2024 and 2023, respectively.

(d) Fair value measurement

Fair value is defined under GAAP as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on the assumption that the transaction to sell the asset or transfer the liability takes place either:

●	In the principal market for the asset or liability, or

●	In the absence of a principal market, in the most advantageous market to which the Company has access.

The principal or most advantageous market must be accessible by the Company at the measurement date. Fair value measurements reflect the assumptions that market participants would use when pricing the asset or liability, including assumptions about risk, acting in their economic best interest.

The Company utilizes valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value. These techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs.

The Company classifies fair value measurements using a three-level hierarchy, which prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable inputs:

●	Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date.

●	Level 2 – Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.

●	Level 3 – Unobservable inputs for the asset or liability that reflect the Company’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Assets and liabilities measured at fair value on a recurring or nonrecurring basis are categorized within this hierarchy based on the lowest level input that is significant to the fair value measurement in its entirety.

SRX HEALTH SOLUTIONS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended September 30, 2024 and 2023

(Expressed in thousands of Canadian dollars except per share amounts)

(e) Revenue recognition

The Company provides specialty healthcare and medical treatment services, including pharmacy services, patient support programs, diagnostic services, and clinical trials. Revenue is recognized in accordance with ASC 606, Revenue from Contracts with Customers, when control of the promised goods or services is transferred to the customer, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services.

The Company has concluded that it is the principal in its revenue arrangements, as it controls the specified goods before they are transferred to the customer. The Company does not have significant financing components or material variable consideration in its contracts with customers.

SRx’s main revenue streams include the following:

●	Services provided by pharmacies:

-	retail pharmacies sell and distributes specialty and traditional prescription medications; and

-	infusion services.

●	Wholesale/distribution – Distribution of drugs and other medications for affiliated pharmacies and external clients.

●	Clinical trial services – provision of clinical trial services.

●	Testing services – provide testing services to patients.

●	Patient support programs - SRx has multiple agreements with pharmaceutical companies for co-payment support and bridge medication to provide initial medication to patients free of charge while waiting for coverage decision and in the expectation that the patient will be approved for coverage at a later date, or to bridge a gap during renewal or patient insurance coverage changes, and compassionate products for patients with no public or private coverage and have been denied private or public insurance coverage within programs specified by pharmaceutical companies. The Company receives consideration for administering patient support programs from pharmaceutical companies.

The Company recognizes revenue related to services provided by pharmacies at the time the customer takes possession of the product or service. For retail pharmacy sales, each prescription claim has its own arrangement with the customer and is a performance obligation, separate and distinct from other prescription claims. The Company recognizes revenue related to products provided by wholesale and distribution at the time the pharmacy customer takes possession of the product. Revenue recognition for infusion services provided by the Company’s medical clinics occurs as services are provided to patients for each infusion service. Customer returns are not material to the Company’s operating results or financial condition. Sales taxes are not included in revenues.

For retail pharmacy and infusion services, a significant portion of revenue is reimbursed by third-party payors, including pharmacy benefit managers (“PBMs”), private insurers, and government programs. The Company recognizes revenue when control of the product or service has transferred to the customer (generally upon delivery or service completion), and collection is probable. Estimates of variable consideration, including contractual allowances, co-payments, and reimbursement adjustments, are considered based on historical experience and current contract terms. Receivables related to insurance claims are recorded as accounts receivable and are monitored for collection and valuation based on the Company’s experience with each payor class.

For services provided through clinical studies, revenue is recognized based on attaining pre-defined procedures that are outlined in the agreements with the Company’s customers. At the commencement of a clinical trial study, an agreement is signed that clearly outlines the procedures that the Company must complete over the life of a study. An ongoing, internal assessment is performed to determine the point at which the Company completes a contractual procedure. Revenue is recognized at that time, as each procedure is an individual performance obligation within the agreement and is not dependent on subsequent procedures in order to collect revenues.

Patient support program revenue is recognized upon invoicing the client (i.e., pharmaceutical companies) on a monthly basis for services provided in the month. The Company provides a detailed breakdown of all services completed and pre-approved reimbursable expenses.

During the years ended September 30, 2024, and September 30, 2023, revenues attributed to infusion services, consulting services, testing services, clinical trial services, or patient support programs were not material.

(f) Government grants

The Company’s government grants reflect compensation received from various provincial and national bodies related to COVID-19 support. Government grants are recognized where there is reasonable assurance that the grant will be received, and all attached conditions will be complied with. When the grant relates to an expense item, it is recognized as other income on a systematic basis over the periods that the related costs, for which it is intended to compensate, are expensed.

SRX HEALTH SOLUTIONS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended September 30, 2024 and 2023

(Expressed in thousands of Canadian dollars except per share amounts)

(g) Taxes

We account for income taxes under the asset and liability method, which requires the recognition of deferred tax assets (DTAs) and deferred tax liabilities (DTLs) for the expected future tax consequences of events that have been included in the financial statements. Under this method, we determine DTAs and DTLs on the basis of the differences between the financial statement and tax bases of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on DTAs and DTLs is recognized in income in the period that includes the enactment date.

We recognize DTAs to the extent that we believe that these assets are more likely than not to be realized. In making such a determination, we consider all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, carry back potential if permitted under the tax law, and results of recent operations. If we determine that we would be able to realize our DTAs in the future in excess of their net recorded amount, we would make an adjustment to the DTA valuation allowance, which would reduce the provision for income taxes.

We record uncertain tax positions in accordance with ASC 740 on the basis of a two-step process in which (1) we determine whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, we recognize the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.

(h) Property and equipment

Property and equipment are recorded at cost less accumulated depreciation and accumulated impairment losses. Cost includes expenditures that are directly attributable to the acquisition of the asset, including costs incurred to prepare the asset for its intended use. Prior to September 30, 2023, depreciation of property and equipment was calculated based on a declining balance basis using the estimated depreciation rates of the assets, unless otherwise specified:

Computer equipment	30% on declining balance
Furniture and fixtures	20% on declining balance
Medical equipment	20% on declining balance
Building	10% on declining balance
Automobiles	30% on declining balance
Signs	10% on declining balance
Leasehold improvements	Straight line (Lesser of 10 years and Term of lease)

As at September 30, 2023, the Company changed its estimate of the depreciation of property and equipment to be calculated based on the straight-line method using the estimated useful life of the assets, unless otherwise specified:

Computer equipment	3 years
Furniture and fixtures	5 years
Medical equipment	5 years
Building	20 years
Automobiles	5 years
Signs	10 years
Leasehold improvements	Lesser of 10 years and Term of lease

Subsequent costs are included in the asset’s carrying amount or are recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost can be measured reliably. Repairs and maintenance costs are charged to the consolidated statement of operations during the period in which they are incurred.

An item of property and equipment and any significant part initially recognized is derecognized upon disposal (i.e., at the date the recipient obtains control) or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the consolidated statements of operations when the asset is derecognized.

SRX HEALTH SOLUTIONS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended September 30, 2024 and 2023

(Expressed in thousands of Canadian dollars except per share amounts)

Depreciation methods, useful lives and residual values are reviewed annually and are adjusted for prospectively, if appropriate. The change was made to better align the pattern of amortization expense with the expected economic benefit of the assets. This change in estimate was applied prospectively in accordance with ASC 250, Accounting Changes and Error Corrections. The impact of this change was immaterial to the consolidated financial statements.

(i) Intangible assets

Intangible assets acquired are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is their fair value at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses, if any. The estimated useful lives, residual values, and amortization methods for intangible assets are reviewed annually, or more frequently if indicators of impairment exist, and are adjusted prospectively if appropriate.

Prior to September 30, 2023, amortization was calculated over the estimated useful lives of the assets using the declining balance method as follows:

Computer software	55% on declining balance
Domain (website)	30% on declining balance
Charter license	10% on declining balance
Customer lists	20% on declining balance

As at September 30, 2023, the Company changed its estimate of amortization to be calculated based on the straight-line method using the estimated useful life of the assets as follows:

Computer software	3 years
Domain (website)	3 years
Charter license	10 years
Customer lists	5 years

The change was made to better align the pattern of amortization expense with the expected economic benefit of the assets. This change in estimate was applied prospectively in accordance with ASC 250, Accounting Changes and Error Corrections. The impact of this change was immaterial to the consolidated financial statements.

(j) Leases

The Company assesses at contract inception whether a contract is, or contains, a lease in accordance with ASC 842, Leases. A contract is considered a lease if it conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

Company as a lessee

The Company recognizes a right-of-use (ROU) asset and a corresponding lease liability at the lease commencement date for all leases, except for short-term leases (i.e., leases with a term of 12 months or less) for which the Company has elected the short-term lease exemption.

Right-of-use assets

ROU assets are initially measured at the amount of the lease liability, adjusted for lease payments made at or before the commencement date, initial direct costs incurred, and any lease incentives received. ROU assets are subsequently measured at cost less accumulated amortization and accumulated impairment losses, if any, and are adjusted for certain remeasurements of the related lease liability.

ROU assets are amortized on a straight-line basis over the shorter of the lease term or the estimated useful life of the asset, unless the lease transfers ownership of the underlying asset to the Company or contains a purchase option that is reasonably certain to be exercised. In such cases, amortization is based on the estimated useful life of the underlying asset. Typical estimated useful lives are as follows:

Buildings	3 to 10 years
Medical equipment	3 to 5 years

SRX HEALTH SOLUTIONS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended September 30, 2024 and 2023

(Expressed in thousands of Canadian dollars except per share amounts)

If ownership of the leased asset transfers to the Company at the end of the lease term or the cost reflects the exercise of a purchase option, depreciation is calculated using the estimated useful life of the asset.

ROU assets are reviewed for impairment in accordance with the Company’s policy for non-financial assets.

Lease liabilities

At the commencement date of the lease, the Company recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include the value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable.

In calculating the present value of lease payments, the Company uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is not readily determinable.

After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. Lease liabilities are remeasured when there is a modification to the lease agreement, a change in the lease term, a change in lease payments resulting from a change in an index or rate, or a reassessment of the likelihood of exercising a purchase, renewal, or termination option.

For operating leases, the Company recognizes lease expense on a straight-line basis over the lease term, which is included in general and administrative expenses in the consolidated statements of operations. For finance leases, amortization of the ROU asset and interest expense on the lease liability are presented separately in the consolidated statements of operations.

(k) Impairment of non-financial assets

Long-lived assets

Property and equipment, intangible assets subject to amortization, right-of-use assets, and other long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset (or asset group) may not be recoverable. The impairment evaluation is performed at the asset group level, which is the lowest level for which identifiable cash flows are largely independent.

Impairment testing of long-lived assets is performed in accordance with ASC 360 and involves a two-step process:

●	Step 1: Recoverability is assessed by comparing the carrying amount of the asset (or asset group) to the estimated undiscounted future cash flows expected from its use and eventual disposition.

●	Step 2: If the carrying amount exceeds the undiscounted cash flows, the asset (or asset group) is considered not recoverable, and the Company then estimates its fair value, typically using discounted cash flow (DCF) techniques. An impairment loss is recognized for the amount by which the carrying amount exceeds the estimated fair value.

Goodwill

Goodwill is tested for impairment at least annually, or more frequently if events or changes in circumstances indicate that it may be impaired, in accordance with ASC 350. The impairment test is performed at the reporting unit level.

The Company may first perform a qualitative assessment (“Step 0” test) to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. This qualitative assessment considers factors such as macroeconomic conditions, industry trends, operating performance, and other relevant events.

If the Company determines that it is more likely than not that the fair value is less than the carrying amount, or if the Company bypasses the qualitative assessment, a quantitative impairment test is performed. This involves comparing the fair value of the reporting unit to its carrying amount, including goodwill. If the carrying amount exceeds the fair value, a non-reversible impairment loss is recognized, limited to the amount of goodwill allocated to that reporting unit.

(l) Financial Instruments

Recognition and derecognition

Financial instruments are recognized in the consolidated statements of financial position when the Company becomes a party to the contractual obligations of the instrument. On initial recognition, financial instruments are recognized at their fair value, and in the case of financial liabilities not at fair value through profit or loss (“FVTPL”), net of transaction costs that are directly attributable to the issue of such financial liabilities.

SRX HEALTH SOLUTIONS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended September 30, 2024 and 2023

(Expressed in thousands of Canadian dollars except per share amounts)

Financial assets are subsequently derecognized when payment is received in cash or other financial assets or if the debtor is discharged of its liability. A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. When the terms of the liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the consolidated statements of operations.

Classification

Subsequent to initial recognition, financial instruments are measured according to the category to which they are classified. All of the Company’s financial instruments are classified and measured at amortized cost or fair value.

The classification of financial asset and liabilities is driven by the Company’s business model for managing the assets or liabilities and their contractual cash flow characteristics. Financial assets that are held to collect contractual cash flows where those cash flows represent solely payments of principal and interest are measured at amortized cost. All of the Company’s financial assets and financial liabilities are measured at amortized cost, as the Company does not have any financial assets or liabilities held for trading.

Impairment

The Company does not have purchased credit-deteriorated financial assets. The Company recognizes an allowance for credit losses on financial assets measured at amortized cost, including trade and other receivables.

For trade and other receivables, the Company applies the current expected credit loss (CECL) model, which requires recognition of lifetime expected credit losses at the time the asset is recognized. The Company estimates expected credit losses using a combination of historical loss experience, current conditions, and reasonable and supportable forecasts, including relevant macroeconomic factors.

The allowance for credit losses is presented as a contra asset, and the carrying amounts of financial assets are presented net of the related allowance in the consolidated balance sheets.

(m) Inventory

Inventory is valued at the lower of cost and net realizable value. Cost is determined on a weighted average basis. Cost includes all direct expenditures and other appropriate costs incurred in bringing inventory to its present location and condition, net of consideration received from vendors. Net realizable value is the estimated selling price in the ordinary course of business, less the estimated selling expenses. Inventories are written down to net realizable value when the cost of inventories is estimated to be unrecoverable due to obsolescence, damage, shrinkage, or declining selling prices. Write downs to inventory are non-reversible even when circumstances that previously caused inventories to be written down below cost no longer exist. The Company records consideration received from suppliers as a reduction to the cost of inventory. These amounts are recognized in cost of sales when the associated inventory is sold.

(n) Convertible Debt

The Company accounts for convertible debt instruments in accordance with ASC 470, Debt, and ASU 2020-06, which eliminated the requirement to separately account for embedded conversion features as equity when certain criteria are met. As such, convertible debt instruments that do not require separate derivative accounting under ASC 815 are accounted for entirely as liabilities and recorded at amortized cost. Debt issuance costs are capitalized and amortized to interest expense over the term of the instrument using the effective interest method. Upon conversion, the carrying amount of the debt is reclassified to equity with no gain or loss recognized. If a convertible instrument contains an embedded feature that does not qualify for the equity scope exception, it is accounted for separately as a derivative liability at fair value with changes recognized in earnings.

(o) Share-Based Compensation

The Company maintains a Long-Term Omnibus Compensation Plan (the “Omnibus Plan”) under which it may grant stock options and restricted stock units (“RSUs”) to directors, officers, employees, and consultants. The Board of Directors administers the Omnibus Plan and is responsible for determining the eligibility of participants and the specific terms of each award, including vesting conditions, exercise prices, and expiration dates.

Under the terms of the Omnibus Plan, the aggregate number of common shares issuable pursuant to outstanding and future awards is limited to 10% of the Company’s issued and outstanding common shares at any given time. Awards that expire, are canceled, or are otherwise forfeited are returned to the plan pool and may be reissued under future grants. Each RSU entitles the holder to receive one common share upon vesting. Stock options, when granted, entitle the holder to purchase one common share per option at a fixed exercise price and may be exercised following vesting until their expiry. Awards under the plan do not carry voting or dividend rights prior to settlement.

SRX HEALTH SOLUTIONS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended September 30, 2024 and 2023

(Expressed in thousands of Canadian dollars except per share amounts)

In accordance with Accounting Standards Codification (“ASC”) 718 – Compensation—Stock Compensation, the Company measures share-based compensation cost at the fair value of the award on the grant date. For RSUs, fair value is based on the market price of the Company’s common shares on the date of grant. Compensation expense is recognized on a grade vesting basis over the requisite service period of the award, which typically ranges from 3 months to 2 years. The Company accounts for forfeitures as they occur.

Share-based compensation expense is included in general and administrative expenses in the consolidated statement of operations. No stock options were granted during either fiscal year.

(p) Significant accounting judgments, estimates and assumptions

The preparation of the consolidated financial statements in conformity with GAAP requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates. Estimates and underlying assumptions are reviewed on an ongoing basis.

Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected. Information about critical judgments in applying accounting policies that have the most significant effects on the amounts recognized in the consolidated financial statements is as follows:

●	Inventory

Inventories are carried at the lower of cost and net realizable value, which requires the Company to utilize estimates related to fluctuations in shrinkage, retail prices and shelf life. At each reporting date, the Company reviews its inventory and determines if a reserve is required for inventory.

●	Determination of asset groups for the purpose of impairment tests

The determination of asset groups for the purposes of impairment testing requires judgement when determining the lowest level for which identifiable cash flows are largely independent of other assets and liabilities. The Company evaluates how assets are used in operations and how cash flows are generated and monitored by management to determine appropriate asset groupings. These judgments can affect the timing and amount of impairment charges recognized in the consolidated financial statements. Management has determined that the Company’s asset groups consist of the combined pharmacy locations that make up the pharmacy and sale of drugs operations, and the entities engaged in clinical trial services.

●	Impairment of non-financial assets

The Company evaluates non-financial assets, including goodwill, intangible assets, property and equipment, and right-of-use assets, for impairment in accordance with U.S. GAAP.

Goodwill and indefinite-lived intangible assets are tested for impairment at least annually, or more frequently if events or changes in circumstances indicate that the asset may be impaired, in accordance with ASC 350, Intangibles—Goodwill and Other. The Company performs its annual impairment test for goodwill at the reporting unit level, which management determines based on judgment, considering how the business is managed and where discrete financial information is available.

Long-lived assets, including finite-lived intangible assets, property and equipment, and right-of-use assets, are reviewed for impairment whenever events or changes in circumstances indicate that their carrying amount may not be recoverable, in accordance with ASC 360, Property, Plant, and Equipment. Recoverability is assessed by comparing the carrying amount of the asset (or asset group) to the estimated undiscounted future cash flows expected to result from the use and eventual disposition of the asset. If the carrying amount exceeds the estimated future undiscounted cash flows, an impairment loss is recognized for the amount by which the carrying amount exceeds the asset’s fair value.

Estimating future cash flows requires significant judgment by management, particularly regarding assumptions related to future operating performance, market conditions, and the selection of appropriate discount rates. Actual results may differ from those estimates, potentially resulting in material changes to the carrying amount of these assets in future periods.

SRX HEALTH SOLUTIONS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended September 30, 2024 and 2023

(Expressed in thousands of Canadian dollars except per share amounts)

●	Intangible assets, goodwill and business combinations

The Company accounts for business combinations using the acquisition method. This involves the allocation of the costs of an acquisition to the underlying net assets acquired based on their estimated fair values. As part of this allocation process, management identifies and attributes values to the acquired intangible assets and any resulting goodwill. These determinations involve significant estimates and assumptions regarding cash flow projections, economic risk and discount rates. Management also exercises judgement in determining the estimated useful lives of intangible assets.

●	Business combination versus asset acquisition

Judgment is used in determining whether an acquisition is a business combination or an asset acquisition. The assessment required management to assess the inputs, processes and outputs of the Company acquired at the time of acquisition. Pursuant to the assessment, the transaction was considered to be a business combination and estimate of fair value of the consideration paid was allocated to the identifiable assets acquired with the remaining value allocated to goodwill (Note 4).

●	Reportable segments

The Company uses judgment in assessing the criteria used to determine the aggregation of operating segments. The Pharmacy and sale of prescription drugs segment consists of several operating segments comprised primarily of pharmacies, wholesale distribution of drugs and other medications, patient support programs and a diagnostic lab.

The Company considered the quantitative thresholds, including revenue, profit or loss, and assets, in determining its reportable segments. Based on both the quantitative analysis and the qualitative factors described below, the Company has determined that it has two reportable segments.

The Company has aggregated its Pharmacy and sale of prescription drugs segment on the basis of their similar economic characteristics, customers and nature of products. This similarity in economic characteristics reflects the fact that the entities in the Company’s Pharmacy and sale of prescription drugs segment operate primarily in Canada and are therefore subject to the same economic market pressures and regulatory environment. The entities in the Company’s Pharmacy and sale of prescription drugs segment are subject to similar competitive pressures such as price and product innovation and assortment from existing competitors and new entrants into the marketplace. The Pharmacy and sale of prescription drugs segment customer profile is primarily individuals who are purchasing specialty drugs and related health services. The aggregation of the Pharmacy and sale of prescription drugs segment reflects the nature and financial effects of the business activities in which the Company engages and the economic environment in which it operates. The Company aggregates Pharmacies acquired through business combination within its Pharmacy and sale of prescription drugs segment. In addition, the Company has aggregated the three clinical trial sites into one reportable segment, the Clinical trial segment. The Company therefore has two reportable segments.

(q) New accounting standards

Recently adopted

In November 2023, FASB issued Accounting Standards Update ASU 2023-07, Segment Reporting, establishing improvements to reportable segments disclosures to enhance segment reporting under Topic 280. This ASU aims to change how public entities identify and aggregate operating segments and apply quantitative thresholds to determine their reportable segments. This ASU also requires public entities that operate as a single reportable segment to provide all segment disclosures in Topic 280, not just entity level disclosures. The guidance is effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024 and the amendments should be applied retrospectively to all periods presented in the financial statements. The new standard did not have a material impact on the consolidated financial statements for the year ended September 30, 2024. See Note 18 - Segment information for additional disclosures on segment reporting.

SRX HEALTH SOLUTIONS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended September 30, 2024 and 2023

(Expressed in thousands of Canadian dollars except per share amounts)